Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 – Intangible Assets

Intangible assets at December 31, 2021 and June 30, 2021 consisted of the following:

	December 31,	June 30,
	2021	2021

Intellectual Property	$2,365,000	$2,365,000
Customer Relationships	66,000	66,000
Tradename	473,000	473,000
Accumulated Amortization	(96,800)	—
Intangible Assets	$2,807,200	$2,904,000

The Company acquired the above intangible assets in connection with its acquisition of the Group from Rennova on June 25, 2021, in exchange for certain Preferred Stock and other consideration as explained in Note 1 above.

Management of the Company has determined the above intangible assets have a fifteen-year life and started amortizing them in fiscal 2022. Amortization expense amounted to $96,800 for the six months ended December 31, 2021.

Amortization for these intangible assets shall amount to $193,600 per year for the next fifteen years.

Note 7 – Intangible Assets

Intangible assets at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020

Intellectual Property	$2,365,000	$—
Customer Relationships	66,000	—
Tradename	473,000	—
Intangible Assets	$2,904,000	$—

The Company acquired the above intangible assets in connection with its acquisition of the Group from Rennova on June 25, 2021 in exchange for certain Preferred Stock and other consideration as explained in Note 1 above.

Management of the Company has determined the above intangible assets have a fifteen-year life and will start amortizing them in fiscal 2022.

Amortization of these intangible assets shall amount to $193,600 per year for the next fifteen years.